Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Payables [Abstract]
Accrued Expenses and Other Payables	12. Accrued Expenses and Other Payables Accrued expenses and other payables mainly represent accrued payroll related expenses, other operating expenses and sales tax payable.